ACQUISITIONS AND OTHER ARRANGEMENTS - Claris Injectables Limited Narrative (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jul. 27, 2017	Feb. 28, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquisitions And Collaborations [Line Items]
Total cash consideration, net of cash acquired			$ 494	$ 418	$ 268
Claris Injectables Limited
Acquisitions And Collaborations [Line Items]
Percentage of ownership acquired	100.00%
Total cash consideration, net of cash acquired	$ 629
Business acquisition settlement claims received		$ 73
Accrued liabilities released		$ 7
Business acquisition benefit of settlement claims and accrued liabilities released					$ 80